TAXES PAYABLE	6 Months Ended
Dec. 31, 2023
TAXES PAYABLE
TAXES PAYABLE

NOTE 12. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
VAT payable	¥699,601	¥720,872	$101,533
Income tax payable	440,030	536,071	75,504
Other taxes payable	23,375	445,955	62,811
Total taxes payable	¥1,163,006	¥1,702,898	$239,848